Borrowings, other debts and derivative liabilities - Summary of Maturities of Long-term Debt (Detail) ¥ in Thousands	Mar. 31, 2021 CNY (¥)
Debt Disclosure [Abstract]
2022	¥ 85,566
2023	68,075
Total	¥ 153,641